Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income taxes [Abstract]
Schedule of Components of Income Taxes
Components of the Income Taxes

	For the Year Ended December 31,
	2018	2017	2016
	$ Thousands
Current taxes on income
In respect of current year*	1,878	64,291	1,687
In respect of prior years	(48)	44	92
Deferred tax income
Creation and reversal of temporary differences	9,669	8,474	473
Total taxes on income	11,499	72,809	2,252

No previously unrecognized tax benefits were used in 2016, 2017 or 2018 to reduce our current tax expense.

*
Current taxes on income in 2017 include $61 million taxes payable in connection with a restructuring to simplify the holding structure of some of the companies remaining in the Kenon group subsequent to the Inkia transaction. As a result of this restructuring (which was substantially completed in January 2018), Kenon holds its interest in OPC directly. Kenon does not expect any further tax liability in relation to any future sales of its interest in OPC.

Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss) and Actual Income Tax Expenses
Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31,
	2018	2017	2016
	$ Thousands
Profit/(loss) from continuing operations before income taxes	461,968	(135,636)	(426,900)
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	78,535	(23,058)	(72,573)

Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in losses of associated companies	18,215	20,924	31,651
Income subject to tax at a different tax rate	2,632	63,446	(2,548)
Non-deductible expenses	6,752	12,850	41,960
Exempt income	(97,664)	(7,006)	-
Taxes in respect of prior years	(48)	44	92
Changes in temporary differences in respect of which deferred taxes are not recognized	(4)	4,285	1,419
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	2,883	350	2,449
Differences between the measurement base of income reported for tax purposes and the income reported in the financial statements	-	13	-
Other differences	198	961	(198)
Taxes on income included in the statement of profit and loss	11,499	72,809	2,252

Schedule of Deferred Tax Assets and Liabilities Recognized
The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Employee benefits	Carryforward of losses and deductions for tax purposes	Other*	Total
	$ thousands
Balance of deferred tax asset (liability) as at January 1, 2017	(207,493)	1,711	84,735	(79,203)	(200,250)
Changes recorded on the statement of profit and loss	(13,940)	(1,097)	(13,919)	15,845	(13,111)
Changes recorded to equity reserve	-	882	-	(7,024)	(6,142)
Translation differences	(10,046)	24	4,397	1,253	(4,372)
Impact of change in tax rate	575	-	-	-	575
Sale of subsidiaries	140,736	(1,520)	(39,764)	71,095	170,547
Balance of deferred tax asset (liability) as at December 31, 2017	(90,168)	-	35,449	1,966	(52,753)
Changes recorded on the statement of profit and loss	4,532	68	(14,695)	134	(9,961)
Changes recorded to equity reserve	-	-	-	(104)	(104)
Translation differences	6,344	(2)	(1,972)	13	4,383
Balance of deferred tax asset (liability) as at December 31, 2018	(79,292)	66	18,782	2,009	(58,435)

*	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.

Schedule of Deferred Taxes Presented in Statements of Financial Position
The deferred taxes are presented in the statements of financial position as follows:

	As at December 31,
	2018	2017
	$ Thousands
As part of non-current assets	632	-
As part of non-current liabilities	(59,067)	(52,753)
	(58,435)	(52,753)